GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

9. GOODWILL

The change in the carrying amount of goodwill was as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Balance as of January 1, 2020	—	—
Additions in goodwill related to business combinations (Note 21)	—	196,002,568
Balance as of December 31, 2020	—	196,002,568

The Company has one reporting unit, which is mobile platform operations. Goodwill related to business combinations for the year ended December 31, 2020 were allocated to such reporting unit.

The Company did not record impairment charges of goodwill for the years ended December 31, 2018, 2019 and 2020. For the year ended December 31, 2020, in performing a qualitative goodwill impairment analysis, the Company concludes that it is more likely than not that the fair value of the reporting unit is greater than its carrying amount and no further assessments are required.